Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	001-40553
Entity Registrant Name	D-MARKET Electronic Services & Trading
Entity Incorporation, State or Country Code	W8
Entity Address, Address Line One	Kuştepe Mahallesi Mecidiyeköy Yolu
Entity Address, Adress Line Two	Cad. Trump Towers Tower: 2 No: 12 Floor:2
Entity Address, City or Town	Şişli-Istanbul
Entity Address, Country	TR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	357,225,200
Entity Central Index Key	0001850235
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	DELOITTE LLP	PWC BAĞIMSIZ DENETİM VE SERBEST MUHASEBECİ MALİ MUŞAVİRLİK A.Ş.
Auditor Location	Almaty, Kazakhstan	Istanbul, Türkiye
Auditor Firm ID	1056	1346
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Kuştepe Mahallesi Mecidiyeköy Yolu
Entity Address, Adress Line Two	Cad. No: 12 Tower: 2 Floor: 2
Entity Address, City or Town	Şişli-Istanbul
Entity Address, Country	TR
Country Region	90
City Area Code	212
Local Phone Number	7056844
Contact Personnel Name	M. Seçkin Köseoğlu
Contact Personnel Email Address	seckin.koseoglu@hepsiburada.com
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	HEPS
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value TRY 0.20 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ